Particulars of Employees (including Directors) (Details) - employee	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The average number of staff employed by the group during the period (including directors):
Number of operational staff	8,825	6,417
Number of administrative staff	879	714
Number of management staff	8	8
Total	9,712	7,139